Significant Accounting Policies, Liquidity (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Liquidity [Abstract]
Net loss	$ (22,794)	$ (7,097)	$ (17,027)	$ (22,803)	$ (18,231)
Net cash used in operating activities	(9,917)	(8,861)	(217)	(7,275)	(6,289)
Cash and cash equivalents	261,013	$ 9,761	14,642	4,736	$ 3,395
Accumulated deficit	$ (167,671)		(144,877)	$ (127,850)
Financing Agreement [Member] | Secured Debt [Member]
New Financing Agreement [Abstract]
Debt face amount			45,000			$ 45,000
Available additional borrowings			$ 27,500
Maturity date			Jan. 31, 2025